Note 8 - Segment Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015
Operating Segments [Member] | Coil [Member]
Net sales									$ 66,114,148	$ 72,913,058
Operating profit (loss)									5,098,322	(259,690)
Identifiable assets	$ 25,316,558				$ 21,248,710				25,316,558	21,248,710
Depreciation									1,153,519	1,141,567
Payments to Acquire Property, Plant, and Equipment									422,481	229,425
Operating Segments [Member] | Tubular [Member]
Net sales									15,517,234	35,409,722
Operating profit (loss)									(3,097,409)	2,602,210
Identifiable assets	37,543,446				42,143,785				37,543,446	42,143,785
Depreciation									510,427	571,086
Payments to Acquire Property, Plant, and Equipment									1,695,512	5,646,780
Operating Segments [Member]
Operating profit (loss)									2,000,913	2,342,520
Identifiable assets	62,860,004				63,392,495				62,860,004	63,392,495
Corporate, Non-Segment [Member]
General corporate expenses									(1,977,542)	(1,717,744)
Identifiable assets	4,030,393				3,565,529				4,030,393	3,565,529
Depreciation									9,775	$ 8,972
Payments to Acquire Property, Plant, and Equipment									6,656
Net sales	15,948,861	$ 18,548,247	$ 23,165,705	$ 23,968,569	25,321,149	$ 23,552,636	$ 31,544,474	$ 27,904,521	81,631,382	$ 108,322,780
Operating profit (loss)									23,371	624,776
Interest and other income									375,310	61,040
TOTAL EARNINGS BEFORE INCOME TAXES									398,681	685,816
Identifiable assets	$ 66,890,397				$ 66,958,024				66,890,397	66,958,024
Depreciation									1,673,721	1,721,625
Payments to Acquire Property, Plant, and Equipment									$ 2,124,649	$ 5,876,205